FORWARD FUNDS
                        433 CALIFORNIA STREET, 11TH FLOOR
                             SAN FRANCISCO, CA 94104


August 25, 2008

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Forward Funds (the "Registrant") - Post Effective Amendment Nos. 49 and 49 (File Nos. 033-48940 and 811-06722)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is Post-Effective Amendment No. 49 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933, as amended (the "Securities Act"), and Amendment No. 49 under the
Investment Company Act of 1940, as amended. This Post-Effective Amendment is being filed in reliance on Rule 485(b) under the Securities Act and shall become effective on August 29, 2008. Post-Effective Amendment No. 49 is being filed for the purpose of adding new series for the Registrant and does not contain disclosures that would render it ineligible to become effective pursuant to Rule 485(b) under the Securities Act.

No fees are required in connection with this filing. Please feel free to contact the undersigned at 415.869.6340 should you have any questions.

Sincerely,

/s/ Judith M. Rosenberg
------------------------------------
Judith M. Rosenberg
Chief Compliance Officer

Attachments

cc:      Briccio Barrientos
         Division of Investment Management

         Mary Curran, Esq.
         Forward Management, LLC

         Douglas P. Dick, Esq.
         Dechert LLP